THE
N
C
ORTH
AROLINA
CAPITAL MANAGEMENT TRUST







CASH PORTFOLIO
TERM PORTFOLIO
SEMIANNUAL REPORT
DECEMBER 31, 1996
NCCMT-SANN-0297
26509
CHECK PAGE NUMBERS !!!

CONTENTS



THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST:

CASH PORTFOLIO:

PERFORMANCE                                    3     How the fund has done over time.

FUND TALK                                      5     The manager's review of the fund's performance,
                                                     strategy, and outlook.

INVESTMENTS                                    7     A complete list of the fund's investments with
                                                     their market values.

FINANCIAL STATEMENTS                           10    Statements of assets and liabilities, operations,
                                                     and changes in net assets, as well as financial
                                                     highlights.

TERM PORTFOLIO:

PERFORMANCE                                    14    How the fund has done over time.

FUND TALK                                      17    The manager's review of the fund's performance,
                                                     strategy, and outlook.

INVESTMENTS                                    18    A complete list of the fund's investments with
                                                     their market values.

FINANCIAL STATEMENTS                           19    Statements of assets and liabilities, operations,
                                                     and changes in net assets, as well as financial
                                                     highlights.

NOTES                                          23    Notes to the financial statements.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION NOR STERLING CAPITAL DISTRIBUTORS, INC. IS A BANK.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - CASH PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996           PAST 6   PAST 1   PAST 5   PAST 10
                                          MONTHS   YEAR     YEARS    YEARS

Cash Portfolio                            2.60%    5.22%    23.31%   76.58%

All Taxable Money Market Funds Average    2.46%    4.93%    21.96%   71.99%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of 812 taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                 PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

Cash Portfolio                                  5.22%    4.28%    5.85%

All Taxable Money Market Funds Average          4.93%    4.05%    5.57%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      1/2/96   4/2/96   7/2/96   10/1/96   12/31/96



                       5.44%      4.97%    5.06%     5.12%     5.13%
Cash Portfolio



All Taxable Money      5.15%      4.79%    4.81%     4.86%     4.90%
Market Funds Average



                       12/27/95   4/3/96   6/26/96   10/2/96   12/30/96



                       2.83%      2.71%    2.66%     2.67%     2.64%
MMDA


Row: 1, Col: 1, Value: 5.44
Row: 1, Col: 2, Value: 5.149999999999999
Row: 1, Col: 3, Value: 2.83
Row: 2, Col: 1, Value: 4.970000000000001
Row: 2, Col: 2, Value: 4.79
Row: 2, Col: 3, Value: 2.71
Row: 3, Col: 1, Value: 5.06
Row: 3, Col: 2, Value: 4.81
Row: 3, Col: 3, Value: 2.66
Row: 4, Col: 1, Value: 5.119999999999999
Row: 4, Col: 2, Value: 4.859999999999999
Row: 4, Col: 3, Value: 2.67
Row: 5, Col: 1, Value: 5.13
Row: 5, Col: 2, Value: 4.9
Row: 5, Col: 3, Value: 2.64
6% -
5% -
4% -
3% -
2% -
1% -
0%
Cash Portfolio
All Taxable Money
Market Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the average bank money market deposit account (MMDA). Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S.
government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.
(checkmark)
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - CASH PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



An interview with Burnell Stehman, Portfolio Manager of The North Carolina Capital Management Trust: Cash Portfolio
Q. WHAT HAS THE INTEREST RATE ENVIRONMENT BEEN LIKE OVER THE PAST SIX MONTHS, BURNIE?
A. It has been an interesting period, one that showed some volatility early on but subsided into a stable, steady market as participants became convinced there would not be a shift in Federal Reserve monetary policy. Six months ago, the combination of strong economic growth and a tight labor market stirred inflation fears. Like many market participants, I fully expected the Fed to raise the rate banks charge each other for overnight loans - known as the federal funds rate - to slow growth and prevent inflationary pressures from erupting. Through the summer and into October, the markets were very sensitive to emerging economic news, reacting negatively in anticipation of new data that might show economic strength, then rallying when other releases came out indicating no significant increase in inflation. A slowdown in third quarter economic growth to a 2.1% annual rate convinced the market that the Fed probably would stand pat through the end of 1996 as long as the economy continued to post moderate growth with benign inflation. Concerns we had through the end of the year were the same ones we've had for the past six months: a low unemployment rate and tight labor markets might lead to wage and price pressures that could spark inflation given increases in consumer confidence and consumption of goods and services. Early December proved to be relatively quiet, with stable markets as we entered the holiday sales season. However, at month's end, the market again showed volatility as there was a pickup in manufacturing, housing, and retail sales, and consumer confidence was reported at its highest level in seven years. Minutes from the Fed's November meeting also implied that Fed policy remains skewed toward tightening because of its fears that inflation might once again rear its ugly head with a bounce back in the economy in the first and second quarters of 1997.
Q. WHAT WAS YOUR STRATEGY THROUGH THIS PERIOD?
A. I tended to adjust the fund's average maturity in response to changing conditions, essentially letting the fund roll with the market. The fund's average maturity at the beginning of the six-month period was down to about 36 days, given my concerns about Fed tightening. With no Fed action in July and August, I moved the fund's maturity out to about 46 or 47 days. In September, when there was some uncertainty caused by statistics indicating an economic pick-up, I brought the maturity back in to the 38- to 40-day range. In October and November, I became more convinced that the Fed probably wouldn't adjust rates until at least the first quarter of 1997. Therefore, I extended the fund's maturity back out to 61 days in November, the longest the fund's maturity has been in some time. Given my outlook since then and through the end of the period, the average maturity has come back to about 45 days, which I consider to be a more neutral posture.
Q. HOW DID THE FUND PERFORM, BURNIE?
A. The fund's seven-day yield on December 31, 1996, was 5.13%, compared to 5.06% six months ago. For the six months that ended December 31, 1996, the fund's total return was 2.60%. That compares favorably with the total return of 2.46% during the same period for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT IS YOUR OUTLOOK FOR THE NEXT FEW MONTHS?
A. The consensus at this point is that there will be modest growth and subdued inflation, at least into the first quarter of 1997. Since the Fed has fears about wage and price pressures, participants will be monitoring employment numbers and other emerging data quite carefully. There also is consensus among economists that the economy will pick up in 1997, and that the Fed will tighten the funds rate at some juncture. However, in my opinion, any tightening move would be modest and not the beginning of a protracted long-term rise in rates. Instead, it would be an action to put the brakes on the economy before runaway inflation can set in. With all of these factors in mind, I'd like to keep the fund in the 45- to 50-day range, so that I can lock in current longer-term yields and, at the same time, maintain ample liquidity to permit participation in the markets should the Fed tighten monetary policy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS

FUND FACTS
GOAL: seeks to obtain as high a level of
current income as is consistent with the
preservation of capital and liquidity, and to
maintain a constant net asset value per share
of $1.00
FUND NUMBER: 047
START DATE: September 2, 1982
SIZE: as of December 31, 1996, more than
$2.1 billion
MANAGER: Burnell Stehman, since 1982;
manager, Fidelity Money Market Trust - Rated
Money Market, since 1992; Fidelity Institutional
Cash Portfolio - Domestic, since 1991; Fidelity
Daily Income Trust, since 1986; joined Fidelity in
1979
(checkmark)
WORDS TO KNOW
BANKERS' ACCEPTANCE (BA): A short-term note whose payment is guaranteed by a bank.
CERTIFICATE OF DEPOSIT (CD): An interest-bearing deposit with a specific maturity. Large denomination
CDs, like those the fund buys, have negotiable interest rates and can be sold in the secondary market.
COMMERCIAL PAPER: A short-term note from a bank or corporation.
FEDERAL FUNDS RATE: The interest rate banks charge each other for overnight loans.
MATURITY: The time remaining before an issuer is scheduled to repay the principal amount on a debt security. When the fund's average maturity, weighted by dollar amount, is short, the fund manager is expecting rates to rise. When the average maturity is neutral, the manager wants the flexibility to respond to rising rates, while still capturing a portion of the higher yields available from issues with longer maturities. When the average maturity is long, the manager is expecting interest rates to fall.
TIME DEPOSIT (TD): An interest-bearing deposit with a specific maturity. Large denomination
TDs, like those the fund buys, differ from CDs in that they can't be sold in the secondary market.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - CASH PORTFOLIO

INVESTMENTS DECEMBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investments in Securities


COMMERCIAL PAPER (DAGGER) - 66.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
AVCO Financial Services
1/7/97 5.39% $ 15,000,000 $ 14,986,700
2/10/97 5.39  10,000,000  9,941,000
2/12/97 5.38  12,000,000  11,925,800
3/4/97 5.38  5,000,000  4,954,275
3/6/97 5.40  10,000,000  9,905,778
3/19/97 5.40  14,500,000  14,335,626
American Brands, Inc.
2/18/97 5.38  3,200,000  3,177,387
2/28/97 5.51  20,000,000  19,824,389
American General Finance Corp.
1/10/97 5.49  10,000,000  9,986,475
Asset Securitization Coop. Corp.
2/18/97 5.43  3,000,000  2,978,520
2/18/97 5.44  3,000,000  2,978,440
2/25/97 5.56  10,000,000  9,915,972
2/26/97 5.44  2,000,000  1,983,262
Associates Corp. of North America
1/8/97= 5.41  10,000,000  9,989,617
1/27/97 5.36  20,000,000  19,923,300
2/18/97 5.42  15,000,000  14,893,400
2/19/97 5.37  20,000,000  19,855,723
2/20/97 5.38  9,000,000  8,933,688
2/27/97 5.41  25,000,000  24,789,812
Bank of New York Company, Inc.
1/2/97 5.51  10,000,000  9,998,492
Bank One Corporation
1/29/97 5.36  20,000,000  19,917,556
1/31/97 5.36  30,000,000  29,867,500
Bear Stearns Cos., Inc.
1/24/97 5.40  13,000,000  12,955,814
2/7/97 5.37  15,000,000  14,918,137
Beneficial Corp.
3/6/97 5.43  40,000,000  39,618,133
CIESCO, LP
1/9/97 5.39  10,000,000  9,988,178
1/13/97 5.39  5,000,000  4,991,133
2/7/97 5.37  15,000,000  14,918,292
2/7/97 5.58  20,000,000  19,885,917
2/25/97 5.37  15,000,000  14,878,771
CIT Group Holdings, Inc.
1/23/97 5.37  15,000,000  14,951,325
3/17/97 5.48  14,000,000  13,842,208
CPC International Inc.
1/16/97 5.40  18,500,000  18,458,915
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/23/97 5.43  5,000,000  4,983,622
2/19/97 5.41  2,000,000  1,985,463
2/21/97 5.40  5,000,000  4,962,246

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Commercial Credit Co.
2/26/97 5.52% $ 15,000,000 $ 14,872,367
3/5/97 5.50  20,000,000  19,809,600
Corporate Asset Funding Co., Inc.
1/15/97 5.40  12,600,000  12,573,883
1/27/97 5.78  7,300,000  7,269,685
2/26/97 5.38  26,900,000  26,678,224
Dean Witter, Discover & Co.
1/31/97 5.51  10,000,000  9,955,166
Delaware Funding Corporation
1/24/97 5.68  8,016,000  7,987,064
2/25/97 5.51  6,266,000  6,213,826
du Pont (E.I.) de Nemours & Co.
3/6/97 5.69  5,000,000  4,950,756
3/14/97 5.60  10,000,000  9,890,800
5/22/97 5.39  15,000,000  14,691,562
Enterprise Funding Corp.
1/29/97 5.41  10,752,000  10,707,092
1/31/97 5.61  5,000,000  4,976,791
2/19/97 5.43  2,000,000  1,985,382
2/20/97 5.49  5,000,000  4,962,292
2/25/97 5.49  1,000,000  991,704
2/26/97 5.56  10,606,000  10,515,260
2/27/97 5.51  5,000,000  4,956,854
Fleet Funding Corporation
1/24/97 5.51  22,000,000  21,923,116
Ford Motor Credit Corp.
1/6/97 5.44  15,000,000  14,988,833
1/14/97 5.36  20,000,000  19,961,650
2/10/97 5.37  20,000,000  19,882,444
General Electric Capital Corp.
2/20/97 5.42  15,000,000  14,889,167
3/4/97 5.38  25,000,000  24,772,236
3/5/97 5.76  5,000,000  4,951,000
3/6/97 5.53  6,000,000  5,941,653
3/18/97 5.39  30,000,000  29,664,967
General Electric Capital Services Inc.
2/25/97 5.42  20,000,000  19,837,444
General Electric Co.
3/3/97 5.37  5,000,000  4,955,097
Georgia Power Co.
2/18/97 5.47  6,000,000  5,956,640
Goldman Sachs Group, L.P. (The)
4/23/97 5.50  10,000,000  9,833,556
4/29/97 5.50  30,000,000  29,473,917
5/12/97 5.45  12,000,000  11,768,567
H.J. Heinz Co.
1/22/97 5.41  12,000,000  11,962,410
1/22/97 5.44  12,000,000  11,962,200
COMMERCIAL PAPER (DAGGER) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Household Finance Corp.
1/10/97 5.41% $ 25,000,000 $ 24,966,656
2/5/97 5.37  35,000,000  34,819,653
3/5/97 5.50  20,000,000  19,809,600
IBM Corp.
2/24/97 5.42  25,000,000  24,800,500
IBM Credit Corp.
2/28/97 5.40  20,000,000  19,828,900
3/10/97 5.38  5,000,000  4,949,945
3/17/97 5.46  25,000,000  24,719,271
J.C. Penney Funding Corp.
2/10/97 5.50  3,000,000  2,981,833
2/13/97 5.50  2,000,000  1,986,981
MCI Communications Corp.
1/7/97 5.37  5,000,000  4,995,567
Mc Graw Hill Companies, Inc.
3/20/97 5.43  15,000,000  14,826,125
Merrill Lynch & Co., Inc.
2/4/97 5.63  17,000,000  16,912,176
3/11/97 5.76  5,000,000  4,946,333
3/12/97 5.68  2,000,000  1,978,514
Monsanto Co.
2/19/97 5.50  5,900,000  5,856,234
2/20/97 5.50  3,600,000  3,572,750
Morgan (J.P.) & Co.
3/17/97 5.47  3,660,000  3,618,825
6/18/97 5.45  20,000,000  19,504,400
Morgan Stanley Group, Inc.
2/4/97 5.40  5,000,000  4,974,878
2/6/97 5.40  15,000,000  14,920,200
2/10/97 5.40  13,000,000  12,923,155
National Rural Util. Coop. Fin. Corp.
2/20/97 5.38  20,000,000  19,852,778
NationsBank Corp.
2/13/97 5.37  15,000,000  14,905,221
New Center Asset Trust
2/13/97 5.58  5,000,000  4,967,571
2/19/97 5.42  15,000,000  14,891,383
3/17/97 5.39  5,000,000  4,944,792
6/17/97 5.51  15,000,000  14,627,033
Norfolk Southern Corp.
2/5/97 5.40  10,000,000  9,948,181
Norwest Financial
2/10/97 5.38  20,000,000  19,882,000
PHH Corp.
1/21/97 5.45  3,170,000  3,160,490
1/31/97 5.45  2,000,000  1,991,000
2/7/97 5.43  2,000,000  1,988,962
2/12/97 5.44  2,000,000  1,987,470
2/14/97 5.52  2,000,000  1,986,629

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
PPG Industries
3/31/97 5.45% $ 30,000,000 $ 29,600,983
Pfizer Inc.
3/12/97 5.38  5,000,000  4,948,472
Preferred Receivables Funding Corp.
1/16/97 5.39  5,000,000  4,988,854
1/23/97 5.48  2,000,000  1,993,339
1/23/97 5.65  6,000,000  5,979,393
1/24/97 5.40  2,000,000  1,993,164
1/27/97 5.40  2,000,000  1,992,272
1/30/97 5.56  10,000,000  9,955,533
2/25/97 5.53  4,000,000  3,966,572
Southern California Edison
1/10/97 5.42  3,000,000  2,995,995
Student Loan Corporation
1/22/97 5.38  15,000,000  14,953,537
2/21/97 5.37  25,000,000  24,812,292
Transamerica Financial Corp.
2/21/97 5.36  12,100,000  12,009,321
3/26/97 5.46  11,400,000  11,256,892
USAA Capital Corp.
1/14/97 5.34  10,000,000  9,980,861
TOTAL COMMERCIAL PAPER   1,427,567,557
FEDERAL AGENCIES - 31.3%
FEDERAL FARM CREDIT BANK - DISCOUNT NOTES - 1.8%
1/24/97 5.40  25,000,000  24,914,229
3/3/97 5.42  13,450,000  13,329,212
   38,243,441
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 1.8%
2/6/97 5.29  30,000,000  29,843,400
2/26/97 5.34  9,200,000  9,124,867
   38,968,267
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 20.3%
1/3/97 5.30  20,000,000  19,994,189
1/3/97 5.31  20,420,000  20,414,056
1/14/97 5.33  10,000,000  9,980,771
1/14/97 5.36  50,000,000  49,903,854
1/23/97 5.34  30,000,000  29,902,650
1/23/97 5.41  32,200,000  32,094,134
2/3/97 5.34  50,000,000  49,759,375
2/6/97 5.29  20,000,000  19,895,600
2/13/97 5.29  40,000,000  39,750,361
2/14/97 5.30  65,000,000  64,584,506
2/14/97 5.33  48,645,000  48,333,456
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - CONTINUED
2/18/97 5.33% $ 10,000,000 $ 9,930,133
2/28/97 5.33  25,000,000  24,788,944
3/7/97 5.31  15,000,000  14,858,625
   434,190,654
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 7.4%
1/3/97 5.56  25,000,000  24,992,458
1/21/97 5.65  20,000,000  19,938,888
1/28/97 5.30  15,000,000  14,941,163
2/3/97 5.62  15,000,000  14,924,925
2/11/97 5.41  20,000,000  19,880,189
3/13/97 5.63  25,000,000  24,730,298
3/17/97 5.65  10,000,000  9,885,417
3/25/97 5.45  5,000,000  4,938,788
4/21/97 5.34  25,000,000  24,602,014
   158,834,140
TOTAL FEDERAL AGENCIES    670,236,502
REPURCHASE AGREEMENTS - 2.0%
 MATURITY
 AMOUNT
In a joint trading account
 dated 12/31/96 due 1/2/97:
  (U.S. Treasury Obligations)
   At 6.82%  $ 43,636,519  43,620,000
TOTAL INVESTMENTS - 100%  $ 2,141,424,059
Total Cost for Income Tax Purposes $ 2,141,424,059
LEGEND
(dagger) Cash Portfolio only purchases commercial paper with the highest possible rating from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry. INCOME TAX INFORMATION
At June 30, 1996, the fund had a capital loss carryforward of approximately $59,000 of which $54,000 and $5,000 will expire on June 30, 2002 and 2004, respectively.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - CASH PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996 (UNAUDITED)

1.ASSETS                                                                                   2.            3.

4.Investment in securities, at value (including repurchase agreements of $43,620,000) -    5.            $ 2,141,424,059
See accompanying schedule

6.Cash                                                                                     7.             41,331


8. 9.TOTAL ASSETS                                                                          10.            2,141,465,390

11.LIABILITIES                                                                             12.           13.

14.Distributions payable                                                                   $ 1,121,936   15.

16.Accrued management fee                                                                   603,992      17.

18. 19.TOTAL LIABILITIES                                                                   20.            1,725,928

21.22.NET ASSETS                                                                           23.           $ 2,139,739,462

24.Net Assets consist of:                                                                  25.           26.

27.Paid in capital                                                                         28.           $ 2,139,776,956

29.Accumulated net realized gain (loss) on investments                                     30.            (37,494)

31.32.NET ASSETS, for 2,139,776,956 shares outstanding                                     33.           $ 2,139,739,462

34.35.NET ASSET VALUE, offering price and redemption price per share                       36.            $1.00
($2,139,739,462 (divided by) 2,139,776,956 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

37.38.INTEREST INCOME                                         39.           $ 51,816,480

40.EXPENSES                                                   41.           42.

43.Management fee                                             $ 3,313,722   44.

45.Non-interested trustees' compensation                       53,964       46.

47. Total expenses before reductions                           3,367,686    48.

49. Expense reductions                                         (375)         3,367,311

50.51.NET INTEREST INCOME                                     52.            48,449,169

53.54.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 55.            119


56.57.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    58.           $ 48,449,288


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS ENDED    YEAR ENDED
      DECEMBER 31, 1996   JUNE 30,
      (UNAUDITED)         1996


59.INCREASE (DECREASE) IN NET ASSETS

60.Operations                                                                         $ 48,449,169       $ 96,047,770
Net interest income

61. Net realized gain (loss)                                                           119                (5,469)

62. 63.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 48,449,288         96,042,301

64.Distributions to shareholders from net interest income                              (48,449,169)       (96,047,770)

65.Share transactions at net asset value of $1.00 per share                            3,391,382,612      6,541,563,200
Proceeds from sales of shares

66. Reinvestment of distributions from net interest income                             42,718,856         84,803,378

67. Cost of shares redeemed                                                            (3,034,682,520)    (6,475,141,780)

68.69.                                                                                 399,418,948        151,224,798
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

70.  71.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        399,419,067        151,219,329

72.NET ASSETS                                                                         73.                74.

75. Beginning of period                                                                1,740,320,395      1,589,101,066

76. End of period                                                                     $ 2,139,739,462    $ 1,740,320,395


FINANCIAL HIGHLIGHTS
77.   SIX MONTHS ENDED    YEARS ENDED JUNE 30,
      DECEMBER 31,
      1996

78.   (UNAUDITED)         1996                   1995   1994   1993   1992



79.SELECTED PER-SHARE DATA


80.Net asset value, beginning of period           $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000


81.Income from Investment Operations               .026          .053          .052          .031          .030          .046

Net interest income


82.Less Distributions


83. From net interest income                       (.026)        (.053)        (.052)        (.031)        (.030)        (.046)


84.Net asset value, end of period                 $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000


85.TOTAL RETURN B                                  2.60%         5.43%         5.28%         3.10%         3.04%         4.67%


86.RATIOS AND SUPPLEMENTAL DATA


87.Net assets, end of period (000 omitted)        $ 2,139,739   $ 1,740,320   $ 1,589,101   $ 1,221,447   $ 1,303,118   $ 1,651,078


88.Ratio of expenses to average net assets         .36% A        .36%          .39%          .39%          .39%          .39%


89.Ratio of net interest income to average net     5.10% A       5.27%         5.22%         3.05%         3.00%         4.47%

assets



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - TERM PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in value of an investment assuming reinvestment of dividend income and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1996                   PAST 6   PAST 1   PAST 5   LIFE OF
                                                  MONTHS   YEAR     YEARS    FUND

Term Portfolio                                    2.99%    5.16%    24.73%   79.83%

Salomon Brothers 1-Year U.S. Treasury Benchmark   3.19%    5.68%    27.59%   n/a

Short U.S. Government Bond Funds Average          3.30%    4.35%    25.98%   n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on March 19, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers 1-Year U.S. Treasury Benchmark -a one-security total return index which at the beginning of every month selects the Treasury maturing closest to but not beyond one year from that date. To measure how the fund's performance stacked up against its peers, you can compare it to the short U. S. government bond funds average, which reflects the performance of 60 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1996                         PAST 1   PAST 5   LIFE OF
                                                        YEAR     YEARS    FUND

Term Portfolio                                          5.16%    4.52%    6.17%

Salomon Brothers 1-Year U.S. Treasury Benchmark         5.68%    4.99%    n/a

Short U.S. Government Bond Funds Average                4.35%    4.72%    n/a


AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the results.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             NCCMT:Portfolio             SB 12-Month Treasury
             00620                       SB010
  1987/03/31      10000.00                    10000.00
  1987/04/30       9952.14                    10026.00
  1987/05/31       9987.11                    10060.09
  1987/06/30      10075.11                    10130.51
  1987/07/31      10117.21                    10173.06
  1987/08/31      10150.09                    10206.63
  1987/09/30      10173.02                    10204.59
  1987/10/31      10313.86                    10367.86
  1987/11/30      10350.31                    10395.85
  1987/12/31      10431.70                    10449.91
  1988/01/31      10534.01                    10553.37
  1988/02/29      10598.64                    10614.58
  1988/03/31      10634.15                    10657.03
  1988/04/30      10679.05                    10686.87
  1988/05/31      10704.60                    10711.45
  1988/06/30      10782.51                    10790.72
  1988/07/31      10822.64                    10833.88
  1988/08/31      10875.04                    10866.38
  1988/09/30      10959.85                    10950.05
  1988/10/31      11046.84                    11031.08
  1988/11/30      11065.42                    11047.63
  1988/12/31      11133.27                    11087.40
  1989/01/31      11213.19                    11176.10
  1989/02/28      11266.85                    11221.92
  1989/03/31      11329.36                    11290.38
  1989/04/30      11448.81                    11416.83
  1989/05/31      11559.37                    11541.27
  1989/06/30      11692.27                    11690.16
  1989/07/31      11814.54                    11814.07
  1989/08/31      11839.64                    11828.25
  1989/09/30      11912.23                    11898.03
  1989/10/31      12036.31                    12038.43
  1989/11/30      12120.85                    12135.94
  1989/12/31      12194.78                    12203.90
  1990/01/31      12244.05                    12245.40
  1990/02/28      12309.56                    12318.87
  1990/03/31      12381.65                    12381.70
  1990/04/30      12438.06                    12444.84
  1990/05/31      12561.64                    12569.29
  1990/06/30      12644.78                    12674.87
  1990/07/31      12770.27                    12795.28
  1990/08/31      12830.77                    12868.22
  1990/09/30      12914.75                    12957.01
  1990/10/31      13028.09                    13074.92
  1990/11/30      13138.10                    13161.21
  1990/12/31      13265.17                    13292.82
  1991/01/31      13365.88                    13403.15
  1991/02/28      13458.29                    13479.55
  1991/03/31      13526.85                    13576.60
  1991/04/30      13632.01                    13675.71
  1991/05/31      13697.57                    13737.25
  1991/06/30      13761.51                    13793.58
  1991/07/31      13841.54                    13884.61
  1991/08/31      13962.50                    14009.58
  1991/09/30      14051.42                    14107.64
  1991/10/31      14140.65                    14216.27
  1991/11/30      14241.79                    14327.16
  1991/12/31      14387.15                    14454.67
  1992/01/31      14423.26                    14492.25
  1992/02/29      14467.05                    14531.38
  1992/03/31      14472.29                    14563.35
  1992/04/30      14579.33                    14649.28
  1992/05/31      14653.77                    14721.06
  1992/06/30      14705.00                    14794.66
  1992/07/31      14749.11                    14902.66
  1992/08/31      14837.16                    14977.18
  1992/09/30      14924.19                    15074.53
  1992/10/31      14821.30                    15059.45
  1992/11/30      14776.81                    15068.49
  1992/12/31      14899.08                    15152.87
  1993/01/31      15052.40                    15233.18
  1993/02/28      15109.15                    15286.50
  1993/03/31      15149.80                    15333.89
  1993/04/30      15202.87                    15387.56
  1993/05/31      15209.59                    15387.56
  1993/06/30      15260.75                    15458.34
  1993/07/31      15304.90                    15500.08
  1993/08/31      15360.89                    15569.83
  1993/09/30      15399.16                    15614.98
  1993/10/31      15440.25                    15649.33
  1993/11/30      15464.70                    15677.50
  1993/12/31      15504.63                    15732.37
  1994/01/31      15560.38                    15796.87
  1994/02/28      15534.74                    15781.08
  1994/03/31      15545.21                    15781.08
  1994/04/30      15538.49                    15766.87
  1994/05/31      15580.58                    15798.41
  1994/06/30      15637.59                    15853.70
  1994/07/31      15711.11                    15953.58
  1994/08/31      15756.07                    16007.82
  1994/09/30      15806.12                    16033.44
  1994/10/31      15858.66                    16099.17
  1994/11/30      15865.67                    16089.51
  1994/12/31      15927.15                    16147.44
  1995/01/31      16071.84                    16310.52
  1995/02/28      16158.44                    16454.06
  1995/03/31      16255.97                    16551.14
  1995/04/30      16349.05                    16665.34
  1995/05/31      16463.38                    16813.66
  1995/06/30      16555.73                    16911.18
  1995/07/31      16616.79                    16994.04
  1995/08/31      16693.51                    17077.32
  1995/09/30      16767.48                    17152.46
  1995/10/31      16860.29                    17248.51
  1995/11/30      16968.02                    17352.00
  1995/12/31      17065.11                    17454.38
  1996/01/31      17159.00                    17566.09
  1996/02/29      17181.62                    17587.16
  1996/03/31      17210.09                    17643.44
  1996/04/30      17271.31                    17703.43
  1996/05/31      17331.39                    17776.02
  1996/06/30      17425.01                    17873.78
  1996/07/31      17489.49                    17941.70
  1996/08/31      17561.17                    18027.82
  1996/09/30      17688.19                    18148.61
  1996/10/31      17800.35                    18286.54
  1996/11/30      17890.91                    18379.80
  1996/12/31      17945.19                    18442.29
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Term Portfolio on March 31, 1987, shortly after the fund started. As the chart shows, by December 31, 1996, the value of the investment would have grown to $17,945 - a 79.45% increase on the initial investment. For comparison, look at how the Salomon Brothers 1-Year U.S. Treasury Benchmark did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $18,442 - an 84.42% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return, and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX MONTHS     YEARS ENDED JUNE 30,
                              ENDED
                              DECEMBER 31,

                              1996           1996                    1995    1994     1993    1992

Dividend return               3.70%          6.16%                   5.26%   3.17%    3.48%   5.94%

Capital appreciation return   -0.71%         -0.91%                  0.61%   -0.70%   0.30%   0.92%

Total return                  2.99%          5.25%                   5.87%   2.47%    3.78%   6.86%


DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1996    PAST          PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR

Dividends per share                5.97(cents)   35.88(cents)   68.53(cents)

Annualized dividend rate           7.20%         7.27%          6.97%

30-day annualized yield            5.18%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.77 over the past month, $9.79 over the past six months and $9.83 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - TERM PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



An interview with Curtis Hollingsworth, Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio
Q. CURT, HOW DID THE FUND PERFORM?
A. For the six months ended December 31, 1996, the fund had a total return of 2.99%. The Salomon Brothers 1-Year U.S. Treasury Benchmark, which most closely resembles the securities held in the fund, returned 3.19% over the same timeframe. As an aside, if you take into account the fund's 0.36% expense ratio, the fund performed reasonably well. For the year ended December 31, 1996, the fund provided a return of 5.16%, while the Salomon Brothers 1-Year U.S. Treasury Benchmark had a 12-month return of 5.68%.
Q. HOW WOULD YOU DESCRIBE BOND MARKET SENTIMENT OVER THE PAST SIX MONTHS?
A. Market sentiment covered both ends of the spectrum. As the period began, back in June, there was still the overall feeling that the Federal Reserve Board would hike short-term interest rates. However, the Fed met in the fall and determined that a hike was unnecessary. This non-action sent positive vibes throughout the bond market and short-term issues staged a nice rally from September through November.
Q. WAS THIS RALLY SUSTAINED THROUGH DECEMBER?
A. Actually, as the period wound down and it became evident there would be no tightening in 1996, the market began to think about early 1997. Investors felt the chances of an early 1997 Fed tightening were good, so some of the rally was given back. The low yield on the one-year Treasury bill was 5.35%, which came in late November. As of December 31, however, the yield inched up to 5.49%.
Q. HOW DID YOU STRUCTURE THE PORTFOLIO DURING THE PERIOD AND WHAT WAS BEHIND YOUR STRATEGY?
A. The fund was invested entirely in Treasury securities, due in large part to the fact that U.S. government agencies weren't offering enough yield for the additional risks they carry. I selected Treasury issues with maturities above and below the one-year bill, a strategy called "barbelling." Throughout the past six months, I tried to contract this barbell position so that the fund's holdings more closely replicated the characteristics of a one-year Treasury bill. This gave the fund the benefit of picking up more yield on securities below one year in maturity while simultaneously reducing the volatility from securities with longer maturities.
Q. WHAT'S YOUR OUTLOOK?
A. With this fund, I'm normally going to maintain a cautious perspective. It's very hard to be contrarian when participating in the short-term bond market. If the market is anticipating a tightening and we get one, then one-year yields will most likely go up. Now we're in a position where thoughts on a tightening aren't in the forefront of the market's mind.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS

FUND FACTS
GOAL: seeks to obtain as high a level of
current income as is consistent with the
preservation of capital and liquidity, and to
maintain a constant net asset value per share
of $1.00
FUND NUMBER: 047
START DATE: September 2, 1982
SIZE: as of December 31, 1996, more than
$2.1 billion
MANAGER: Burnell Stehman, since 1982;
manager, Fidelity Money Market Trust - Rated
Money Market, since 1992; Fidelity Institutional
Cash Portfolio - Domestic, since 1991; Fidelity
Daily Income Trust, since 1986; joined Fidelity in
1979
(checkmark)
WORDS TO KNOW
BANKERS' ACCEPTANCE (BA): A short-term note whose payment is guaranteed by a bank.
CERTIFICATE OF DEPOSIT (CD): An interest-bearing deposit with a specific maturity. Large denomination
CDs, like those the fund buys, have negotiable interest rates and can be sold in the secondary market.
COMMERCIAL PAPER: A short-term note from a bank or corporation.
FEDERAL FUNDS RATE: The interest rate banks charge each other for overnight loans.
MATURITY: The time remaining before an issuer is scheduled to repay the principal amount on a debt security. When the fund's average maturity, weighted by dollar amount, is short, the fund manager is expecting rates to rise. When the average maturity is neutral, the manager wants the flexibility to respond to rising rates, while still capturing a portion of the higher yields available from issues with longer maturities. When the average maturity is long, the manager is expecting interest rates to fall.
TIME DEPOSIT (TD): An interest-bearing deposit with a specific maturity. Large denomination
TDs, like those the fund buys, differ from CDs in that they can't be sold in the secondary market.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - TERM PORTFOLIO

INVESTMENTS DECEMBER 31, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investments in Securities


U.S. TREASURY OBLIGATIONS - 97.2%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NOTES, YIELDS AT DATE OF PURCHASE
8.75%, 10/15/97  $ 18,920,000 $ 19,372,377
7.375%, 11/15/97   11,670,000  11,837,698
7.875%, 1/15/98   32,500,000  33,221,175
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $64,812,975)  64,431,250
REPURCHASE AGREEMENTS - 2.8%
 MATURITY
 AMOUNT
In a joint trading account
 dated 12/31/96 due 1/2/97:
 (U.S. Treasury Obligations)
  At 6.75% $ 1,831,687   1,831,000
TOTAL INVESTMENTS - 100%
(Cost $66,643,975)  $66,262,250
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $66,643,975. Net unrealized depreciation aggregated $381,725, which was related to depreciated investment securities.
At June 30, 1996, Term Portfolio had a capital loss carryforward of approximately $244,200 which will expire on June 30, 2003.
The fund intends to elect to defer to its fiscal year ending June 30, 1997 approximately $273,800 of losses recognized during the period November 1, 1995 to June 30, 1996.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST - TERM PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 DECEMBER 31, 1996 (UNAUDITED)

90.ASSETS                                                                                               91.         92.

93.Investment in securities, at value (including repurchase agreements of $1,831,000)                    94.         $ 66,262,250
(cost $66,643,975) - See accompanying schedule

95.Cash                                                                                                  96.          331


97.Interest receivable                                                                                   98.          1,634,933

99. 100.TOTAL ASSETS                                                                                     101.         67,897,514

102.LIABILITIES                                                                                          103.        104.

105.Payable for fund shares redeemed                                                                     $ 249,983   106.

107.Distributions payable                                                                                 151,290    108.

109.Accrued management fee                                                                                20,609     110.

111. 112.TOTAL LIABILITIES                                                                               113.         421,882

114.115.NET ASSETS                                                                                       116.        $ 67,475,632

117.Net Assets consist of:                                                                               118.        119.

120.Paid in capital                                                                                      121.        $ 68,696,964

122.Undistributed net investment income                                                                  123.         22,727

124.Accumulated undistributed net realized gain (loss)                                                   125.         (862,334)

126.Net unrealized appreciation (depreciation) on investments                                            127.         (381,725)

128.129.NET ASSETS, for 6,919,282 shares outstanding                                                     130.        $ 67,475,632

131.132.NET ASSET VALUE, offering price and redemption price per share ($67,475,632
(divided by) 6,919,282                                                                                   133.         $9.75
shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

134.INVESTMENT INCOME                                                                136.        $ 2,522,962
135.Interest

137.EXPENSES                                                                         138.        139.

140.Management fee                                                                   $ 117,427   141.

142.Non-interested trustees' compensation                                             1,820      143.

144. 145.TOTAL EXPENSES                                                              146.         119,247

147.148.NET INVESTMENT INCOME                                                        149.         2,403,715

150.REALIZED AND UNREALIZED GAIN (LOSS)                                              152.         (344,362)
151.Net realized gain (loss) on investment securities

153.Change in net unrealized appreciation (depreciation) on investment securities    154.         (111,672)

155.156.NET GAIN (LOSS)                                                              157.         (456,034)

158.159.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              160.        $ 1,947,681


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS ENDED    YEAR ENDED
      DECEMBER 31, 1996   JUNE 30,
      (UNAUDITED)         1996


161.INCREASE (DECREASE) IN NET ASSETS

162.Operations                                                                          $ 2,403,715    $ 3,852,873
Net investment income

163. Net realized gain (loss)                                                            (344,362)      (217,118)

164. Change in net unrealized appreciation (depreciation)                                (111,672)      (395,983)

165.                                                                                     1,947,681      3,239,772
166.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

167.Distributions to shareholders from net investment income                             (2,396,002)    (3,832,180)

168.Share transactions                                                                   4,894,080      5,689,831
Net proceeds from sales of shares

169. Reinvestment of distributions                                                       1,625,646      2,590,848

170. Cost of shares redeemed                                                             (2,950,578)    (13,683,979)

171.172.                                                                                 3,569,148      (5,403,300)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS

173.                                                                                     3,120,827      (5,995,708)
174.TOTAL INCREASE (DECREASE) IN NET ASSETS

175.NET ASSETS                                                                          176.           177.

178. Beginning of period                                                                 64,354,805     70,350,513

179.                                                                                    $ 67,475,632   $ 64,354,805
End of period (including undistributed net investment income of $22,727 and $15,014, respectively)

180.OTHER INFORMATION                                                                   182.           183.
181.Shares

184. Sold                                                                                499,862        575,503

185. Issued in reinvestment of distributions                                             166,199        262,093

186. Redeemed                                                                            (301,527)      (1,381,008)

187. Net increase (decrease)                                                             364,534        (543,412)


FINANCIAL HIGHLIGHTS
188.   SIX MONTHS ENDED    YEARS ENDED JUNE 30,
       DECEMBER 31, 1996

189.   (UNAUDITED)   1996   1995   1994 C   1993   1992


190.SELECTED PER-SHARE DATA

191.Net asset value, beginning of period    $ 9.820    $ 9.910    $ 9.850    $ 9.940    $ 9.910    $ 9.820

192.Income from Investment Operations        .360       .601       .505       .288       .337       .560
Net investment income

193. Net realized and unrealized gain        (.071)     (.093)     .059       (.046)     .031       .097
(loss)

194. Total from investment operations        .289       .508       .564       .242       .368       .657

195.Less Distributions

196. From net investment income              (.359)     (.598)     (.504)     (.312)     (.338)     (.567)

197. In excess of net realized gain          -          -          -          (.020)     -          -

198. Total distributions                     (.359)     (.598)     (.504)     (.332)     (.338)     (.567)

199.Net asset value, end of period          $ 9.750    $ 9.820    $ 9.910    $ 9.850    $ 9.940    $ 9.910

200.TOTAL RETURN B                           2.99%      5.25%      5.87%      2.47%      3.78%      6.86%

201.RATIOS AND SUPPLEMENTAL DATA

202.Net assets, end of period (000          $ 67,476   $ 64,355   $ 70,351   $ 66,495   $ 79,765   $ 89,303
omitted)

203.Ratio of expenses to average net         .36% A     .38%       .41%       .41%       .41%       .41%
assets

204.Ratio of net investment income to        7.30% A    6.06%      5.12%      3.14%      3.41%      5.69%
average net assets

205.Portfolio turnover rate                  210% A     89%        519%       494%       612%       424%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
c EFFECTIVE JULY 1, 1994, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Cash Portfolio and Term Portfolio (the funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local governments and public authorities of the State of North Carolina. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
CASH PORTFOLIO. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
TERM PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME.
CASH PORTFOLIO. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
TERM PORTFOLIO. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
CASH PORTFOLIO. Dividends are declared daily and paid monthly from net interest income.
TERM PORTFOLIO. Distributions are declared daily and paid monthly from net investment income. Distributions to shareholders from realized gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards and losses deferred due to excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
TERM PORTFOLIO. Purchases and sales of securities, other than short-term securities, aggregated $69,846,728 and $66,831,430, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR pays most expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses.
FMR receives a fee that is based upon a graduated series of rates ranging from .330% to .365% of each fund's average net assets. For the period, the management fees paid to FMR were equivalent to an annualized rate of .35% and .36% for the Cash and Term Portfolios, respectively.
SUB-ADVISER FEE. As Cash Portfolio's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on a graduated series of rates ranging from .15% to .16% of each fund's average net assets. For the period, FMR paid FDC $1,511,855 and $52,272 on behalf of the Cash and the Term Portfolios, respectively, all of which FDC paid to Sterling Capital Distributors, Inc., a wholly-owned subsidiary of Sterling Capital Management Company.





TRUSTEES
William L. Byrnes
John David "J.D." Foust
W. Olin Nisbet III
Helen A. Powers
Bertram H. Witham
OFFICERS
William L. Byrnes, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
W. Olin Nisbet III, VICE PRESIDENT
J. Calvin Rivers, Jr., VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT, TERM PORTFOLIO
Curtis Hollingsworth, VICE PRESIDENT, TERM PORTFOLIO
Burnell R. Stehman, VICE PRESIDENT, CASH PORTFOLIO
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT, CASH PORTFOLIO
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER, CASH PORTFOLIO
David H. Potel, ASSISTANT SECRETARY
DISTRIBUTION AGENT
Sterling Capital Distributors, Inc.
Charlotte, NC
CUSTODIAN
First Union National Bank of North Carolina
Charlotte, NC
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER FOR CASH PORTFOLIO
FMR Texas, Inc.
Irving, TX
TRANSFER AGENT
Fidelity Investments Institutional Operations Company
Boston, MA